Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2024	December 31, 2025
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(a)	33,750,000	28,750,000
Marcos Shipping Ltd.	(b)	10,000,000	-
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(c)	10,250,000	-
Gregos Shipping Ltd.	(d)	21,100,000	18,300,000
Terataki Shipping Ltd.	(e)	21,200,000	18,000,000
Tender Soul Shipping Ltd.	(f)	25,542,415	23,954,298
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd	(g)	21,400,000	44,250,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	(h)	43,875,000	41,625,000
Pepi Shipping Ltd.	(i)	20,145,000	19,125,000
Symeon Shipping Ltd.	(j)	-	24,620,000
		207,262,415	218,624,298
Less: Current portion		(37,308,115)	(19,548,115)
Long-term portion		169,954,300	199,076,183
Deferred charges, current portion		377,583	396,183
Deferred charges, long-term portion		1,480,914	1,416,732
Long-term debt, current portion net of deferred charges		36,930,532	19,151,932
Long-term debt, long-term portion net of deferred charges		168,473,386	197,659,451

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2026	19,548,115
2027	36,848,113
2028	11,973,115
2029	40,598,115
2030	49,836,840
Thereafter	59,820,000
Total	218,624,298